Derivative Instruments and Hedging Activities - Effective Portion of Gains (Losses) on Interest Rate Swap Agreements (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Derivative [Line Items]
Unrealized loss on qualifying cash flow hedging instruments	$ (959)	$ (19,576)	$ (69,593)	$ (71,828)
Interest Expense
Derivative [Line Items]
Effective Portion Recognized in AOCI	616		(9,610)
Effective Portion Reclassified from AOCI	$ (835)		$ (1,469)
Unrealized loss on qualifying cash flow hedging instruments		(2,244)		(9,646)
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net		$ 22		$ (430)